PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4. - PROPERTY AND EQUIPMENT

Property and equipment consists of:

		December 31,
	Depreciable Lives	2021	2020
Software	3 years	$72,834	$72,834
Equipment	3 to 10 years	155,635	142,129
Furniture and fixtures	5 to 7 years	17,735	17,735
		246,204	232,698
Accumulated depreciation		(205,066)	(184,499)
		$41,138	$48,199

Depreciation expense was $20,567 and $6,025 for the years ended December 31, 2021 and 2020, respectively.